Post-Employment Obligations - Schedule of Deficit Pension Fund Equalization (Details)	12 Months Ended
	Dec. 31, 2021 BRL (R$) Parcels	Dec. 31, 2020 BRL (R$) Parcels	Dec. 31, 2019 BRL (R$) Parcels
IfrsStatementLineItems [Line Items]
Start of consignment		2022-04	2021-05
Total amount requested by Forluz	R$ 670	R$ 252	R$ 160
Amount considering contribution parity	R$ 335	R$ 126	R$ 80
Number of parcels | Parcels	159	158	166
Remuneratory interest	6.00%	6.00%	6.00%
Balance deposited on December 31, 2023	R$ 20	R$ 26	R$ 27